Principal changes in the scope of consolidation in 2022 and 2021 - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions											8 Months Ended	11 Months Ended	12 Months Ended
		Jun. 17, 2022 EUR (€)	May 10, 2022 EUR (€) € / shares shares	May 03, 2022	Mar. 17, 2022 EUR (€)	Dec. 03, 2021 EUR (€)	Nov. 09, 2021 EUR (€)	Oct. 01, 2021 EUR (€)	Apr. 29, 2021 EUR (€)	Apr. 16, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 08, 2022 EUR (€)	Feb. 08, 2022 USD ($)	Nov. 09, 2021 USD ($) $ / shares	Sep. 14, 2021 EUR (€)	Sep. 14, 2021 $ / shares	Aug. 03, 2021 $ / shares	Apr. 09, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Nov. 02, 2020 € / shares shares	Jun. 23, 2020
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]												€ 3,870	€ 992	€ 5,594
Net sales													43,070	42,997	37,761
Exceptional supplementary dividends recognised as distributions to owners of parent	[2]													793
Investments accounted for using the equity method											€ 677	€ 677	424	677	250
Other gains, (losses) and litigation													(38)	(370)	(5)
Tax expense (income)													(1,602)	(2,006)	(1,558)
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[3]												€ 42	134	42
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of detailed information about business combination [line items]
Other provisions			€ 14
Regulatory compliance costs
Disclosure of detailed information about business combination [line items]
Other provisions			€ 15
EUROAPI
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)											30.10%		29.80%
Ownership interest in subsidiary, minimum holding period			2 years
Investments accounted for using the equity method											€ 413	413		413
EUROAPI
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividend proposed, percentage of share capital					58000000.00%
Exceptional supplementary dividend, percentage of share capital			58.00%	58.00%
Number of shares received (in shares) | shares			1
Special distribution, number of shares converted (in shares) | shares			23
Special distribution, percentage of share capital distributed			57.88%
Net sales															486
Decrease through loss of control of subsidiary, net assets			€ 1,227
Decrease through loss of control of subsidiary, intangible assets and goodwill			€ 164
Weighted average share price (in EUR per share) | € / shares			€ 14.58
Net foreign exchange loss			€ 35
Other gains, (losses) and litigation			3
Tax expense (income)			111
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax			€ 101											101
EUROAPI | Manufacture and supply collaboration agreement
Disclosure of detailed information about business combination [line items]
Collaboration agreement, period after loss of control								5 years
Collaboration agreement, annual net sales target								€ 300
Collaboration agreement, commitment amount											€ 1,100	1,100		1,100
EUROAPI | EPIC BPIFrance
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests divested		12000000.00%			12000000.00%
Consideration transferred, maximum amount		€ 150			€ 150
Consideration transferred, valuation period					30 days
Attributable to equity holders of Sanofi
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividends recognised as distributions to owners of parent	[2]													€ 793
Amunix Pharmaceuticals, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred																€ 970
Commitments related to milestone payments, business combinations | $																	$ 225
Contingent consideration recognised as of acquisition date																156
Net cash flow on acquisition												€ 852
Identifiable intangible assets recognised as of acquisition date																€ 493
Kymab
Disclosure of detailed information about business combination [line items]
Cash transferred																								€ 973	$ 1,100
Net cash flow on acquisition															932
Commitments related to milestone payments for projects under collaboration agreements | $																									$ 350
Identifiable intangible assets recognised as of acquisition date																								€ 965
Kiadis
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition															326
Identifiable intangible assets recognised as of acquisition date									€ 339
Number of shares included in public offer (in shares) | shares																										61,000,000
Purchase price per share (in euro/usd per share) | € / shares																										€ 5.45
Proportion of issued and outstanding share capital tendered into the public offer										95.03%
Financial interest in principal fully consolidated companies									97.39%
Percentage of share capital owned (in percent)											1.0000	1.0000		1.0000
Tidal Therapeutics
Disclosure of detailed information about business combination [line items]
Cash transferred																						€ 136	$ 160
Net cash flow on acquisition															135
Commitments related to milestone payments for projects under collaboration agreements | $																							$ 310
Identifiable intangible assets recognised as of acquisition date																						€ 130
Translate Bio
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition															€ 2,333
Identifiable intangible assets recognised as of acquisition date																			€ 396
Purchase price per share (in euro/usd per share) | $ / shares																				$ 0.38	$ 0.38
Investments, ownership percentage																											5.00%
Kadmon
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition							€ 1,575
Identifiable intangible assets recognised as of acquisition date							€ 1,739
Purchase price per share (in euro/usd per share) | $ / shares																		$ 9.50
Estimated purchase price on a fully-diluted basis | $																		$ 1,900
Origimm Biotechnology GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred						€ 55
Net cash flow on acquisition						50
Commitments related to milestone payments for projects under collaboration agreements						95
Identifiable intangible assets recognised as of acquisition date						€ 55

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2023, it includes the net cash outflow on the acquisitions of Provention Bio and QRIB (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.2.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.2.).
[2]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see note D.2.1.).
[3]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.2.1.).